Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net
Intangible Assets, Net

Note 9: Intangible Assets, Net

Intangible assets, net consisted of the following as of:

	December 31,
	2022			2021
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Gross Carrying	Net Carrying
	Amount	Amortization	Amount	Amount	Amount	Amount
Indefinite lived intangible assets:
Medical licenses	$700	$—	$700	$700	$—	$700
Definite lived intangible assets:
Customer relationships	684,000	(74,100)	609,900	684,000	(5,700)	678,300
Trademarks	148,635	(16,704)	131,931	148,600	(1,230)	147,370
Payor contracts	4,700	(470)	4,230	4,700	—	4,700
Provider network	4,800	(511)	4,289	4,800	(31)	4,769
Total	$842,835	$(91,785)	$751,050	$842,800	$(6,961)	$835,839

Amortization of intangible assets was $84.8 million and $7.0 million during the year ended December 31, 2022, and Successor Period of 2021, respectively. Estimated future amortization of intangible assets is $84.6 million for the year 2023 and $84.2 million for each of the years 2024 through 2027.